Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Main Investments in Common Shares of Associates and Joint Ventures (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Investments	$ 640	$ 535
Acquisition cost	302	303
Equity method recognition	$ 338	232
Camcem [member]
Disclosure of associates [line items]
Name of joint venture	Camcem, S.A. de C.V.
Activity	Cement
Country	Mexico
Investment, percentage	40.10%
Investments	$ 306	269
Concrete Supply Co. LLC [member]
Disclosure of associates [line items]
Name of joint venture	Concrete Supply Co. LLC
Activity	Concrete
Country	United States
Investment, percentage	40.00%
Investments	$ 96	90
Lehigh White Cement Company [member]
Disclosure of associates [line items]
Name of joint venture	Lehigh White Cement Company
Activity	Cement
Country	United States
Investment, percentage	36.80%
Investments	$ 76	69
Societe Meridionale de Carrieres [member]
Disclosure of associates [line items]
Name of joint venture	Société Méridionale de Carrières
Activity	Aggregates
Country	France
Investment, percentage	33.30%
Investments	$ 12	12
Societe d Exploitation de Carrieres [member]
Disclosure of associates [line items]
Name of joint venture	Société d’Exploitation de Carrières
Activity	Aggregates
Country	France
Investment, percentage	50.00%
Investments	$ 23	22
Other companies [member]
Disclosure of associates [line items]
Name of joint venture	Other companies
Investments	$ 65	$ 73
Neoris NV [member]
Disclosure of associates [line items]
Name of joint venture	Neoris N.V. 1
Activity	Technology
Country	The Netherlands
Investment, percentage	34.80%
Investments	$ 62